united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 3/31

Date of reporting period: 12/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)					December 31, 2019
Shares	Security				Fair Value
	COMMON STOCK - 56.8%
	APPAREL - 0.8%
15,000	Hanesbrands, Inc.				$ 222,750

	BANKS - 1.2%
30,000	Community West Bancshares				333,000
234	WTB Financial Corp.				89,622
					422,622
	BEVERAGES - 1.7%
2,500	Constellation Brands, Inc.				474,375

	COMMERCIAL SERVICES - 1.6%
10,000	Service Corporation International				460,300

	COMPUTERS - 6.6%
5,000	Apple, Inc.				1,468,250
3,000	International Business Machines Corp.				402,120
					1,870,370
	DIVERSIFIED FINANCIAL SERVICES - 7.6%
8,780	BGC Partners, Inc., Class A				52,153
15,000	Charles Schwab Corp.				713,400
7,500	T. Rowe Price Group, Inc.				913,800
2,500	Visa, Inc.				469,750
					2,149,103
	ELECTRIC - 4.9%
27,750	Brookfield Infrastructure Partners LP				1,387,223

	FOOD - 2.2%
7,000	Calavo Growers, Inc.				634,130

	HEALTHCARE - SERVICES - 3.1%
3,000	UnitedHealth Group, Inc.				881,940

	HOUSEWARES - 1.1%
2,800	The Scotts Miracle-Gro Co.				297,304

	LEISURE TIME - 1.8%
10,000	Carnival Corp.				508,300

	MACHINERY - DIVERSIFIED - 5.2%
4,500	Rockwell Automation, Inc.				912,015
7,000	Xylem, Inc.				551,530
					1,463,545
	MEDIA - 4.2%
8,200	Walt Disney Co.				1,185,966

	OIL & GAS - 3.3%
12,500	Apache Corp.				319,875
45,000	Marathon Oil Corp.				611,100
					930,975

Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)					December 31, 2019
Shares	Security				Fair Value
	COMMON STOCK - 56.8% (Continued)
	RETAIL - 4.5%
3,000	McDonald's Corp.				$ 592,830
2,200	PriceSmart, Inc.				156,244
6,000	Starbucks Corp.				527,520
					1,276,594
	SEMICONDUCTORS - 1.1%
5,000	Intel Corp.				299,250

	SOFTWARE - 1.1%
1,000	NetEase, Inc. - ADR				306,640

	TRANSPORTATION - 2.1%
4,000	FedEx Corp.				604,840

	WATER - 2.7%
45,897	Consolidated Water Co., Ltd.				748,121

	TOTAL COMMON STOCK				16,124,348
	(Cost - $11,544,068)

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 20.5%
	APARTMENTS - 3.4%
80,000	Bluerock Residential Growth REIT, Inc.				964,000

	DIVERSIFIED - 15.1%
43,000	Armada Hoffler Properties, Inc.				789,050
20,000	CorEnergy Infrastructure Trust, Inc.				894,200
6,200	Digital Realty Trust, Inc.				742,388
4,000	EPR Properties				282,560
10,000	Healthpeak Properties, Inc.				344,700
50,000	Lexington Realty Trust				531,000
45,000	UMH Properties, Inc.				707,850
					4,291,748
	WAREHOUSE/INDUSTRIAL - 2.0%
40,000	Monmouth Real Estate Investment Corp.				579,200

	TOTAL REAL ESTATE INVESTMENTS TRUSTS				5,834,948
	(Cost - $3,529,912)

Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)					December 31, 2019
Principal Amount	Security		Coupon Rate (%)	Maturity Date	Fair Value
	CORPORATE BONDS - 17.6%
	AUTO MANUFACTURERS - 0.5%
$ 100,000	Tesla, Inc.		2.0000	5/15/2024	$ 151,432

	BANKS - 3.5%
500,000	Barclays Bank PLC, 3 mo. LIBOR + 1.25% (a)		3.2343	4/11/2023	502,442
500,000	Goldman Sachs Group, Inc., 3mo. LIBOR + 1.15% (a)		3.0485	5/20/2020	501,295
					1,003,737
	ELECTRIC - 1.8%
500,000	Public Service Enterprise Group, Inc.		2.0000	11/15/2021	499,906

	ENVIRONMENTAL CONTROL - 1.2%
347,000	Waste Management, Inc.		2.4000	5/15/2023	350,782

	MISCELLANEOUS MANUFACTURING - 1.8%
500,000	General Electric Co., 3 mo. LIBOR + 1.00% (a)		3.0009	4/15/2023	500,410

	OIL & GAS - 1.8%
500,000	Chevron Corp.		2.4980	3/3/2022	508,531

	PHARMACEUTICALS - 1.9%
500,000	McKesson Corp.		3.7960	3/15/2024	526,609

	RETAIL - 3.3%
900,000	Dollar General Corp.		3.2500	4/15/2023	930,133

	TELECOMMUNICATIONS - 1.8%
500,000	AT&T, Inc.		3.0000	6/30/2022	510,929

	TOTAL CORPORATE BONDS				4,982,469
	(Cost - $4,809,521)

Shares
	CLOSED-END FUND - 1.4%
22,000	Tortoise Energy Infrastructure Corp.
	TOTAL CLOSED-END FUND				394,460
	(Cost - $503,323)

	SHORT-TERM INVESTMENTS - 3.6%
1,015,149	Dreyfus Institutional Preferred Government Money Market Fund Premier Shares, 1.51% (b)				1,015,149
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $1,015,149)

	TOTAL INVESTMENTS - 99.9%
	(Cost - $21,401,973)				$ 28,351,374
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.1%				39,160
	NET ASSETS - 100.0%				$ 28,390,534

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REITS - Real Estate Investment Trusts
LIBOR - London Interbank Offered Rate
(a) Variable rate security; the rate shown represents the rate at December 31, 2019.
(b) Money market fund; interest rate reflects the seven-day effective yield on December 31, 2019.

Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)					December 31, 2019

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)					December 31, 2019

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 16,124,348	$ -	$ -	$ 16,124,348
REITS	5,834,948	-	-	5,834,948
Corporate Bonds	-	4,982,469	-	4,982,469
Closed-end Funds	394,460	-	-	394,460
Short-Term Investments	1,015,149	-	-	1,015,149
Total	$ 23,368,905	$ 4,982,469	$ -	$ 28,351,374

The Fund did not hold any Level 3 securities during the period.
* See Schedule of Investments for industry classifications.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2019, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 21,364,208	$ 8,022,408	$ (1,035,242)	$ 6,987,166

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/26/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/26/20

By

/s/Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 2/26/20